Impairment of property, plant and equipment, goodwill, and other intangible assets - Narrative (Details) $ in Millions	12 Months Ended			252 Months Ended
	Dec. 31, 2025 USD ($) $ / bbl $ / MMBTU $ / Boe $ / Tonne	Dec. 31, 2024 USD ($) $ / MMBTU $ / bbl	Dec. 31, 2023 USD ($)	Dec. 31, 2049 $ / MMBTU
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of PPE, goodwill and intangible assets	$ 100	$ 1,200
Goodwill	161	510	$ 635
Impairment losses on property, plant and equipment	2,799	3,673	8,182
Impairment reversals	$ 42	333	627
Refining margin (USD per BBL) | $ / Boe	9
Decrease in long-term refining margin assumptions (USD per BBL) | $ / Boe	1
Increase in long-term refining margin assumptions (USD per BBL) | $ / Boe	1
Impairment loss due to increase in long-term refining margin assumptions		0
Average chemical margin (USD per ton) | $ / Tonne	299.5
Cash flow projection period	20 years
Decrease in long-term chemical margin assumptions (USD per ton) | $ / Tonne	30
Increase in long-term chemical margin assumptions (USD per ton) | $ / Tonne	30
Impairment reversal due to decrease in long-term chemical margin assumptions	$ 0
Percentage increase in discounting factor assumptions	1.00%
Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss due to increase in long-term refining margin assumptions	$ 1,500
Impairment reversal due to decrease in long-term chemical margin assumptions	$ 0
Integrated Gas and Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage decrease in commodity price assumptions	(10.00%)
Percentage increase in commodity price assumptions	10.00%
Integrated Gas and Upstream | Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss due to decrease in commodity price assumptions	$ 7,000
Impairment reversal due to increase in commodity price assumptions	2,000
Impairment loss due to increase in discount rates	3,000
Integrated Gas and Upstream | Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss due to decrease in commodity price assumptions	10,000
Impairment reversal due to increase in commodity price assumptions	5,000
Impairment loss due to increase in discount rates	$ 6,000
Adura JV
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage decrease in commodity price assumptions	10.00%
Adura JV | Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss due to decrease in commodity price assumptions	$ 1,000
Chemicals and Products
Disclosure of impairment loss and reversal of impairment loss [line items]
Decrease in long-term refining margin assumptions (USD per BBL) | $ / Boe	(1)
Increase in long-term refining margin assumptions (USD per BBL) | $ / Boe	1
Chemicals and Products | Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversal due to increase in long-term refining margin assumptions	$ 0
Impairment loss due to decrease in long-term chemical margin assumptions	500
Chemicals and Products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss due to increase in discount rates	2,000
Marketing
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss due to increase in discount rates	1,000
Exploration and production
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment	881	783	4,820
Impairment reversals	0	74	528
Manufacturing, supply and distribution
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment	686	1,278	2,785
Impairment reversals	1	114	91
Other PPE
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment	1,232	1,612	577
Impairment reversals	$ 41	$ 145	8
Brent crude oil ($/b)
Disclosure of impairment loss and reversal of impairment loss [line items]
Commodity price after year 4 | $ / bbl	70	70
Brent crude oil ($/b) | Adura JV
Disclosure of impairment loss and reversal of impairment loss [line items]
Commodity price after year 4 | $ / bbl	70
Henry Hub natural gas ($/MMBtu)
Disclosure of impairment loss and reversal of impairment loss [line items]
Commodity price after year 4 | $ / MMBTU		5.00
Commodity price increase after year 4 to year 24 | $ / MMBTU	3.50
Henry Hub natural gas ($/MMBtu) | Forecast
Disclosure of impairment loss and reversal of impairment loss [line items]
Commodity price | $ / MMBTU				4.50
Renewables and Energy Solutions
Disclosure of impairment loss and reversal of impairment loss [line items]
Nominal post-tax discount rate	6.00%	6.00%
PPE, goodwill and intangible assets	$ 500	$ 900
Impairment reversals		134
Renewables and Energy Solutions | Other PPE
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment		$ 52	273
All other segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Nominal post-tax discount rate	7.50%	7.50%
All segments excluding renewables and energy solutions segment
Disclosure of impairment loss and reversal of impairment loss [line items]
Nominal pre-tax discount rate	9.90%
Marketing
Disclosure of impairment loss and reversal of impairment loss [line items]
PPE, goodwill and intangible assets		$ 1,000
Marketing | Other PPE
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment	$ 1,073	1,518	292
Integrated Gas
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals			325
Integrated Gas | Exploration and production
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment	677	543	3,472
Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals			203
Upstream | Exploration and production
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses on property, plant and equipment	$ 197	240	$ 1,348
Chemicals and Products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals		$ 114